Net Financial Result - Schedule of Net Financial Income (expense) (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets held for trading at fair value through profit or loss:
Financial derivative contracts	$ 2,904,785	$ 3,646,894	$ 4,861,710
Debt Financial Instruments	141,267	128,401	315,119
Other financial instruments	22,409	25,961	25,986
Financial liabilities held for trading at fair value through profit or loss
Financial derivative contracts	(2,958,584)	(3,699,490)	(4,850,496)
Other financial instruments	(569)	(349)	(688)
Subtotal	109,308	101,417	351,631
Derecognition of financial assets and liabilities at amortized cost and financial assets at fair value through other comprehensive income:
Financial assets at amortized cost	(1,703)	200	256
Financial assets at fair value through other comprehensive income	14,875	8,050	(4,522)
Financial liabilities at amortized cost			(1)
Financial instruments of regulatory capital issued
Subtotal	13,172	8,250	(4,267)
Exchange, indexation and accounting hedging of foreign currency
Gain (loss) from foreign currency exchange	284,282	(23,345)	38,374
Gain (loss) from indexation for exchange rate	(15,870)	20,067	4,148
Net gain (loss) from derivatives in accounting hedges of foreign currency risk	(118,578)	174,091	79,667
Subtotal	149,834	170,813	122,189
Ineffective accounting hedges:
Gain (loss) from ineffective cash flow accounting hedges
Gain (loss) from ineffective accounting hedges of net investment abroad
Total	$ 272,314	$ 280,480	$ 469,553